Assets and Liabilities Held For Sale and Discontinued Operations (Details) - Discontinued Operations [Member] - USD ($)			6 Months Ended
	Jan. 16, 2025	Jan. 15, 2025	Jun. 30, 2025	Dec. 31, 2024
Assets and liabilities held for sale and Discontinued operations [Abstract]
Market value of common stock			$ 1,267,040	$ 1,075,463
Market value of closing agreement			728,550
Cash			56,525	$ 56,525
Sales rate	5.00%
One time payment	$ 500,000
Revenue from sales	$ 500,000
Loss on sale of discontinued operations			39,676
Proceeds on sale			728,550
Net assets and liabilities			$ 768,226
Subsequent Event [Member]
Assets and liabilities held for sale and Discontinued operations [Abstract]
Sales rate		5.00%
One time payment		$ 500,000
Revenue from sales		$ 500,000